Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Easterly Global Real Estate Fund | Easterly Global Real Estate Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	0.45%	6.86%	(24.47%)	21.96%	0.59%	31.19%	(8.84%)	16.78%	7.01%	2.17%
Easterly Hedged Equity Fund | Easterly Hedged Equity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	17.36%	14.58%	(2.75%)	11.27%	7.32%	12.11%	1.52%	6.67%	2.36%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	12.22%	22.55%	(8.13%)	26.32%	22.10%	18.38%	(19.56%)	6.58%	21.04%	(17.00%)
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	5.15%	10.82%	(3.15%)	26.18%	1.45%	22.45%	(11.25%)	12.79%	20.26%	(23.24%)
Easterly Income Opportunities Fund | Easterly Income Opportunities Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	8.22%	5.91%	(6.27%)	4.79%	14.05%	7.31%
Easterly RocMuni Short Term Municipal Bond Fund | Easterly RocMuni Short Term Municipal Bond Fund - Class I
Prospectus [Line Items]
Annual Return [Percent]	3.63%	4.35%